[SHIP LOGO VANGUARD®]

April 28, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Valley Forge Funds (the Trust) File No. 33-48863

Commissioners:

Enclosed is the 43rd Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A. This Amendment follows a 485(a) filing we made on February 25, 2010, to implement the changes required by the new Form N-1A. The purposes of this Amendment are to 1) address comments of the Commission’s Staff regarding the prior Amendment, 2) make a number of non-material editorial changes, and 3) provide updated financial information for the Trust’s series for the fiscal year ended December 31, 2010.

This Amendment does not contain disclosure that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of April 28, 2101, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-2689.

Sincerely,

Nathan M. Will

Associate Counsel

The Vanguard Group, Inc.

CC:	Christian Sandoe, Esq.
U.S. Securities and Exchange Commission